CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents (Note 5)	$ 2,247,090	$ 6,439,147
Marketable securities (Notes 6 and 7)	178,263	175,541
Deposits, advances and other	357,316	353,742
Total current assets	2,782,669	6,968,430
Property, plant and equipment, net (Note 8)	12,260,257	12,440,654
Total assets	15,042,926	19,409,084
Current Liabilities:
Accounts payable and accrued expenses (Note 4)	3,867,288	3,928,608
Accrued interest	16,715	2,388
Convertible notes and interest notes (Notes 11 and 12)	41,397,513	34,400,030
Total current liabilities	45,281,516	38,331,026
Convertible notes (Notes 11)	1,042,000	1,042,000
Other (Note 11)	1,012,491	1,012,491
Total liabilities	47,336,007	40,385,517
SHAREHOLDERS' EQUITY
Common shares and equity units	289,518,018	289,326,172
Contributed Surplus	12,226,559	11,682,644
Warrants	0	543,915
Stock options (Note 10)	20,904,923	20,669,308
Accumulated deficit	(354,962,307)	(343,215,476)
Accumulated other comprehensive income	19,726	17,004
Total shareholders' deficit	(32,293,081)	(20,976,433)
Total liabilities and shareholders' equity	$ 15,042,926	$ 19,409,084